Loss Per Share Attributable to Comverse Technology, Inc.'s Shareholders (Tables)	12 Months Ended
Jan. 31, 2012
Earnings Per Share [Abstract]
Schedule Of Calculation Of Earnings (Loss) Per Share
The calculation of loss per share attributable to Comverse Technology, Inc.’s shareholders for the fiscal years ended January 31, 2012, 2011 and 2010 was as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands, except per share data)
Numerator:
Net (loss) income from continuing operations attributable to Comverse Technology, Inc.-basic	$(55,242)	$(45,382)	$3,004
Adjustment for subsidiary stock options	(229)	(254)	(176)
Net (loss) income from continuing operations attributable to Comverse Technology, Inc.-diluted	$(55,471)	$(45,636)	$2,828
Net loss from discontinued operations, attributable to Comverse Technology, Inc.-basic and diluted	$(3,484)	$(87,724)	$(270,408)
Denominator:
Basic weighted average common shares outstanding	208,302	205,163	204,513
Convertible debt obligations	—	—	117
Stock options	—	—	256
Restricted awards	—	—	355
Diluted weighted average common shares outstanding	208,302	205,163	205,241
(Loss) earning per share
Basic
(Loss) earnings per share from continuing operations attributable to Comverse Technology, Inc.	$(0.27)	$(0.22)	$0.01
Loss per share from discontinued operations attributable to Comverse Technology, Inc.	(0.01)	(0.43)	(1.32)
Basic loss per share	$(0.28)	$(0.65)	$(1.31)
Diluted
(Loss) earnings per share from continuing operations attributable to Comverse Technology, Inc.	$(0.27)	$(0.22)	$0.01
Loss per share from discontinued operations attributable to Comverse Technology, Inc.	(0.01)	(0.43)	(1.32)
Diluted loss per share	$(0.28)	$(0.65)	$(1.31)